SHARE BASED COMPENSATION (Schedule of Fair Value of the Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average grant date fair value of option per share	$ 10.17	$ 9.16	$ 6.35
Aggregate grant date fair value of options	$ 11,352	$ 5,641	$ 11,468